Commitments and Contingencies - Additional Information - Statoil (Detail) $ in Thousands	1 Months Ended	6 Months Ended
	May 31, 2013 USD ($) ExtensionOptions	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)
Loss Contingencies [Line Items]
Payments made towards commitments		$ 37,619	$ 34,027
Randgrid shuttle tanker [Member]
Loss Contingencies [Line Items]
Percentage of currently owned interest	67.00%
Estimated cost of project	$ 295,000
Prepaid Expense		$ 195,400
Operating lease arrangement period, lessor		3 years
Additional term of contract		1 year
Number of extension options | ExtensionOptions	12
Payments due in the remainder of 2015		$ 88,100
Payments due in the year 2016		11,300
Long-term Debt Financing Secured in December 2015 [Member] | Randgrid shuttle tanker [Member]
Loss Contingencies [Line Items]
Loan facility		230,000
Undrawn borrowing capacity		$ 65,500